Expense Example - Bramshill Income Performance Fund Series	Jul. 29, 2026 USD ($)
Bramshill Income Performance Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Bramshill Income Performance Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	$ 1,724